VESSELS AND CAPITALIZED DRY-DOCKING	6 Months Ended
Jun. 30, 2022
VESSELS AND CAPITALIZED DRY-DOCKING
VESSELS AND CAPITALIZED DRY-DOCKING

NOTE 2 – VESSELS AND CAPITALIZED DRY-DOCKING

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 50.6m (30 June 2021: USD 72.4m, 31 December 2021: USD 65.9m).

The depreciation for the six months ended 30 June 2022 related to “Other plant and operating equipment” of USD 1.2m (30 June 2021: USD 1.2m, 31 December 2021: USD 2.4m) and “Land and buildings” of USD 1.1m (30 June 2021: USD 1.0m, 31 December 2021: USD 2.3m) is related to “Administrative expenses”.

Impairment assessment

For determination of the vessel values, TORM has carried out an impairment indicator assessment of the most significant assumptions used in the fair value and value in use calculations for the Annual Report 2021 (please refer to Note 8 in the Annual Report 2021). Based on an combined assessment, TORM has found that no impairment indicators are noted, and therefore, TORM does not find any need to reassess the recoverable amount as of 30 June 2022.

Assets held for sale

During the first six months of 2022, TORM sold six vessels and additionally three vessels were approved for sale as of 30 June 2022. Three of the vessels sold in in the first six months of 2022 have been delivered to the new owners and six vessels are presented as assets held for sale as of 30 June 2022.

NOTE 2 – continued

The sales resulted in an impairment loss of USD 2.8m and a profit of USD 0.8m which are recognized in the income statement. The fair value of the assets held for sale of USD 69.2 represents the sales price less expected transaction costs for six vessels. The vessels are expected to be delivered to the new owners during the second half of 2022.

USDm	30 June 2022	30 June 2021	31 December 2021

Cost:
Balance as of beginning of period	2,443.3	2,160.1	2,160.1
Additions	14.4	224.3	290.3
Disposals	(1.7)	(15.2)	(40.9)
Transferred from prepayments	50.8	1.6	78.6
Transferred to assets held for sale	(172.6)	(17.2)	(44.8)
Balance	2,334.2	2,353.6	2,443.3

Depreciation:
Balance as of beginning of period	475.0	406.2	406.2
Disposals	(1.7)	(15.2)	(40.9)
Depreciation for the period	67.3	59.8	126.2
Transferred to assets held for sale	(63.7)	(6.5)	(16.5)
Balance	476.9	444.3	475.0

Impairment:
Balance as of beginning of period	30.5	31.4	31.4
Impairment losses on tangible fixed assets	2.8	0.8	4.6
Transferred to assets held for sale	(12.8)	(1.2)	(5.5)
Balance	20.5	31.0	30.5

Carrying amount	1,836.8	1,878.3	1,937.8